Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Parent Company
Intangible Assets
Schedule of intangible assets

	December 31,
	2020	2019
Licenses and similar rights
Cost at opening balance	16,066	—
Acquisition for the year	0	16,066
Cost at closing balance	16,066	16,066
Net book value	16,066	16,066